Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Federal depository insurance coverage	$ 250,000	$ 250,000		$ 250,000
Cash equivalents	0		$ 0	0		$ 0
Cash at bank	877,620		2,266,049	877,620		2,266,049
Cash held in trust account			373,800,000			$ 373,800,000
Transaction costs—derivative warrant liabilities			946,010
Offering costs	196,307	266,102	19,477,581
Profit loss			(4,832,201)
Net income loss	$ (2,984,151)	$ 4,368,352	(4,832,201)	1,384,201
IPO [Member]
Reimbursement received			$ 3,000,000.0	$ 3,000,000.0
Warrant [Member]
Antidilutive securities excluded from computation of earnings per share amount			15,660,417
Common Class A [Member]
Ordinary shares subject to possible redemption	33,137,137		33,044,958	33,137,137		33,044,958
Interest income from investment in trust account net of taxes			$ 0
Net income loss attributable to redeemable non controlling interest			$ 0
Common Class A [Member] | IPO [Member]
Number of warrants or rights outstanding			9,343,750			9,343,750
Private Placement Warrants [Member]
Number of warrants or rights outstanding			6,316,667			6,316,667
Enjoy Technology Inc [Member]
Ordinary shares subject to possible redemption			149,520,445			149,520,445	149,520,445
Antidilutive securities excluded from computation of earnings per share amount				215,514,226	175,338,979	184,914,100	171,484,989
Net income loss				$ (95,425,000)	$ (50,756,000)	$ (157,784,000)	$ (89,694,000)
Accounts receivable,Allowance for doubtful accounts			$ 0			0	0
Impairment of long lived assets						$ 0	0
Contract with customer timing of satisfaction of performance obligation and payment						Customer payments are due when control of services is transferred to the customer and are not conditional on anything other than payment terms, which typically are less than 60 days
Chargeback estimates related to services amount						$ 5,400,000	$ 2,200,000
Threshold minimum percentage for recognition of tax benefit						50.00%
Enjoy Technology Inc [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration risk percentage						10.00%	10.00%
Enjoy Technology Inc [Member] | Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Concentration risk percentage						57.00%	68.00%
Enjoy Technology Inc [Member] | Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Concentration risk percentage						27.00%	20.00%
Enjoy Technology Inc [Member] | Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Concentration risk percentage							11.00%
Enjoy Technology Inc [Member] | Internet Domain Names [Member]
Intangible assets useful life						15 years
Enjoy Technology Inc [Member] | Operations and Technology [Member]
Cost of employees						$ 12,400,000	$ 12,300,000
Enjoy Technology Inc [Member] | Warrant [Member]
Antidilutive securities excluded from computation of earnings per share amount				810,692	336,304	810,692	336,304